                        SUPPLEMENT DATED JULY 1, 1999 TO

                       PROSPECTUS DATED APRIL 8, 1999 FOR

                       DEFERRED VARIABLE ANUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VA SEPARATE ACCOUNT - C

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGE 7 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

(AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)

--------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                           Management      Other        12b-1       Total Mutual
                                                               Fees       Expenses       Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         0.59%         0.21%        0.00%        0.80%
--------------------------------------------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGE 8 OF YOUR PROSPECTUS, IS AMENDED AS
      FOLLOWS:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects the expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.30%).

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

                           If you surrender your contract    If you do not surrender your   If you annuitize your contract at
                              the end of the applicable       contract at the end of the        at the end of the applicable
                                     time period                applicable time period                 time period

-----------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          89     105    130     223      19    60     103     223      *     60     103      223
-----------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          92     112    143     248      22    67     116     248      *     67     116      248
-----------------------------------------------------------------------------------------------------------------------------

3. THE 1ST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION LOCATED ON PAGE 26 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

      "Contract owners may participate in this program if their contract value is $15,000 or more."



                                       2